Profit / (Loss) on Deconsolidation Due to Insolvency (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Profit (loss) [abstract]
Assets	€ 2.7
Profit on deconsolidation	€ 2.7